Investments - Asset and Liability Information for Consolidated VIEs (Details) - USD ($) $ in Millions		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Debt securities, at fair value under fair value option	[1]		$ 42,489			$ 51,547
Debt securities, trading	[1]		100			117
Equity securities	[1]		393			279
Other invested assets								$ 420
Other assets		$ 944	944	[1]	$ 933	933	[1]		$ 1,181
Total assets		314,983	314,983	[1]	377,357	377,357	[1]		355,511
Notes issued by consolidated VIEs, at fair value under fair value option	[1]		1,732			1,404
Total other liabilities	[1]		2,403			2,540
Securities lending payable			36			17
Total liabilities		305,605	305,605	[1]	369,036	369,036	[1]		348,576
Equity		$ 9,378	9,378	[1]	$ 8,321	8,321	[1]		$ 6,935	$ 9,923	$ 7,322
Variable Interest Entity, Primary Beneficiary
Summary of Investment Holdings [Line Items]
Debt securities, at fair value under fair value option			2,014			1,546
Debt securities, trading			100			117
Equity securities			127			129
Other invested assets			1,507			1,309
Cash and cash equivalents			75			120
Other assets			19			45
Total assets			3,842			3,266
Notes issued by consolidated VIEs, at fair value under fair value option			1,732			1,404
Other liabilities			343			307
Total other liabilities			2,075			1,711
Securities lending payable			4			4
Total liabilities			2,079			1,715
Equity			$ 732			$ 680

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.